Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
  The text and accompanying tables in the section designated “Pay Versus Performance” beginning on page 63 of the Proxy Statement shall read as follows:
  As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid”, for our Principal Executive Officer (PEO) and our non-PEO NEOs, on an average basis, and certain financial performance of the Company for Fiscal Year 2022 and 2021. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7)	Adjusted EBITDA (thousands)(8)
					Total Shareholder Return	Peer Group Total Shareholder Return(6)
2022	$5,789,157	($30,811,711)	$1,961,158	($1,410,451)	$70.17	$118.00	($106,864)	$4,251
2021	$1,256,250	$79,887,250	$4,001,770	$26,200,762	$117.39	$120.35	($406,787)	($38,619)
(1)
Amounts reported in this column are the amounts of total compensation reported for Mr. Sell (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Summary Compensation Table.”

(2)
Amounts reported in this column represent the amount of “compensation actually paid” to Mr. Sell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sell during the applicable year. The increases and decreases in these values are attributable largely to the changes in the value of Mr. Sell’s pre-IPO equity compensation awards in light of stock price movements. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sell’s total compensation for each year to determine the compensation actually paid:

Year	2021	2022
SCT Total Compensation	$1,256,250	$5,789,157
Less, value of Stock and Option Awards reported in SCT	—	$4,500,032
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	—	$2,812,164
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	$57,728,000	($27,495,000)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	$20,903,000	($7,418,000)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—
Total Adjustments	$78,631,000	($36,600,868)
Actual Compensation Paid	$79,887,250	($30,811,711)
(3)	For the portion of “compensation actually paid” that is based on year-end stock prices, $16.14 was used for 2022 and $27.00 was used for 2021.
(4)
Amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Sell) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sell) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Bensley, Shaker, Venkatachaliah and Desai and (ii) for 2021, Messrs. Bensley, Shaker, Venkatachaliah, Desai and Halkias.

(5)
Amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sell), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sell) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation to determine the compensation actually paid:

Year	2021	2022
Average SCT Total Compensation	$4,001,770	$1,961,158
Less, value of Stock and Option Awards reported in SCT	$3,307,199	$1,250,024
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,366,866	$781,166
Plus, Change in Fair Value (from prior year end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	$780,300	($2,545,313)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	$20,359,025	($357,438)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—
Total Adjustments	$22,198,992	($3,371,609)
Actual Compensation Paid	$26,200,762	($1,410,451)
(6)
Represents the peer group TSR (S&P 500 Health Care Index) as reflected in our Annual Report on Form 10-K pursuant to item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on April 14, 2021.

(7)	Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022 and 2021.
(8)
Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial measure that is defined as net income (loss) adjusted to exclude: (i) income (loss) from discontinued operations, net of income taxes, (ii) interest expense, (iii) income tax expense (benefit), (iv) depreciation and amortization, (v) geography entry costs, (vi) stock-based compensation expense, (vii) severance and related costs, and (viii) certain other items that are not considered by us in the evaluation of ongoing operating performance. We chose Adjusted EBITDA as our Company-selected measure for evaluating pay versus performance because, among other reasons, it is a performance metric in our annual incentive plan. See “Executive Compensation – Elements of Our Executive Compensation Program – Annual Incentive Compensation.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(4)
Amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Sell) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sell) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Bensley, Shaker, Venkatachaliah and Desai and (ii) for 2021, Messrs. Bensley, Shaker, Venkatachaliah, Desai and Halkias.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the peer group TSR (S&P 500 Health Care Index) as reflected in our Annual Report on Form 10-K pursuant to item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on April 14, 2021.

PEO Total Compensation Amount	$ 5,789,157	$ 1,256,250
PEO Actually Paid Compensation Amount	$ (30,811,711)	79,887,250
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in this column represent the amount of “compensation actually paid” to Mr. Sell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sell during the applicable year. The increases and decreases in these values are attributable largely to the changes in the value of Mr. Sell’s pre-IPO equity compensation awards in light of stock price movements. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sell’s total compensation for each year to determine the compensation actually paid:

Year	2021	2022
SCT Total Compensation	$1,256,250	$5,789,157
Less, value of Stock and Option Awards reported in SCT	—	$4,500,032
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	—	$2,812,164
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	$57,728,000	($27,495,000)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	$20,903,000	($7,418,000)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—
Total Adjustments	$78,631,000	($36,600,868)
Actual Compensation Paid	$79,887,250	($30,811,711)

Non-PEO NEO Average Total Compensation Amount	$ 1,961,158	4,001,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,410,451)	26,200,762
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
Amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sell), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sell) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation to determine the compensation actually paid:

Year	2021	2022
Average SCT Total Compensation	$4,001,770	$1,961,158
Less, value of Stock and Option Awards reported in SCT	$3,307,199	$1,250,024
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,366,866	$781,166
Plus, Change in Fair Value (from prior year end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	$780,300	($2,545,313)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	$20,359,025	($357,438)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—
Total Adjustments	$22,198,992	($3,371,609)
Actual Compensation Paid	$26,200,762	($1,410,451)

Total Shareholder Return Amount	$ 70.17	117.39
Peer Group Total Shareholder Return Amount	118	120.35
Net Income (Loss)	$ (106,864,000)	$ (406,787,000)
Company Selected Measure Amount	4,251,000	(38,619,000)
PEO Name	Mr. Sell	Mr. Sell
Share price	$ 27	$ 16.14
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(8)
Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial measure that is defined as net income (loss) adjusted to exclude: (i) income (loss) from discontinued operations, net of income taxes, (ii) interest expense, (iii) income tax expense (benefit), (iv) depreciation and amortization, (v) geography entry costs, (vi) stock-based compensation expense, (vii) severance and related costs, and (viii) certain other items that are not considered by us in the evaluation of ongoing operating performance. We chose Adjusted EBITDA as our Company-selected measure for evaluating pay versus performance because, among other reasons, it is a performance metric in our annual incentive plan. See “Executive Compensation – Elements of Our Executive Compensation Program – Annual Incentive Compensation.”

PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (36,600,868)	$ 78,631,000
PEO [Member] | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,500,032)	0
PEO [Member] | Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,812,164	0
PEO [Member] | Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(27,495,000)	57,728,000
PEO [Member] | FMV of Stock and Option Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,418,000)	20,903,000
PEO [Member] | Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,371,609)	22,198,992
Non-PEO NEO [Member] | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,250,024)	(3,307,199)
Non-PEO NEO [Member] | Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	781,166	4,366,866
Non-PEO NEO [Member] | Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,545,313)	780,300
Non-PEO NEO [Member] | FMV of Stock and Option Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(357,438)	20,359,025
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0